Inventories	12 Months Ended
Dec. 31, 2019
Inventories
Inventories

17          Inventories

	2018	2019
	RMB’000	RMB’000
Pharmaceuticals	1,968	2,780
Medical consumables	19,175	23,340
	21,143	26,120

The cost of inventories recognised as expense and included in cost of inventories and consumables amounted to RMB112,617,000 (2018: RMB106,950,000).